FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maximum Credit Exposure - GBP (£) £ in Millions		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loans and receivables:
Loans and advances to banks, net		£ 6,611	£ 26,902	£ 25,117
Loans and advances to customers, net		472,498	457,958
Debt securities, net		3,643	3,397
		482,752	488,257
Trading and other financial assets at fair value through profit or loss:3,4
Derivative assets		25,834	36,138
Assets arising from reinsurance contracts held		602	714
Off-balance sheet items:
Acceptances and endorsements		71	21
Other items serving as direct credit substitutes		740	779
Performance bonds and other transaction-related contingencies		2,300	2,237
Maximum Exposure [Member]
Loans and receivables:
Loans and advances to banks, net	[1]	6,611	26,902
Loans and advances to customers, net	[1]	472,498	457,958
Debt securities, net	[1]	3,643	3,397
		482,752	488,257
Available-for-sale financial assets	[2]	40,901	55,311
Trading and other financial assets at fair value through profit or loss:3,4
Loans and advances	[2],[3]	31,590	33,079
Debt securities, treasury and other bills	[2],[3]	45,198	50,398
		76,788	83,477
Derivative assets		25,834	36,138
Assets arising from reinsurance contracts held		602	714
Financial guarantees		5,820	6,883
Off-balance sheet items:
Acceptances and endorsements		71	21
Other items serving as direct credit substitutes		740	779
Performance bonds and other transaction-related contingencies		2,300	2,237
Irrevocable commitments		60,126	63,203
		63,237	66,240
		695,934	737,020
Offset [Member]
Loans and receivables:
Loans and advances to banks, net	[1],[4]
Loans and advances to customers, net	[1],[4]	(7,030)	(6,331)
Debt securities, net	[1],[4]
	[4]	(7,030)	(6,331)
Available-for-sale financial assets	[2],[4]
Trading and other financial assets at fair value through profit or loss:3,4
Loans and advances	[2],[3],[4]
Debt securities, treasury and other bills	[2],[3],[4]
	[4]
Derivative assets	[4]	(13,049)	(18,539)
Assets arising from reinsurance contracts held	[4]
Financial guarantees	[4]
Off-balance sheet items:
Acceptances and endorsements	[4]
Other items serving as direct credit substitutes	[4]
Performance bonds and other transaction-related contingencies	[4]
Irrevocable commitments	[4]
	[4]
	[4]	(20,079)	(24,870)
Net Exposure [Member]
Loans and receivables:
Loans and advances to banks, net	[1]	6,611	26,902
Loans and advances to customers, net	[1]	465,468	451,627
Debt securities, net	[1]	3,643	3,397
		475,722	481,926
Available-for-sale financial assets	[2]	40,901	55,311
Trading and other financial assets at fair value through profit or loss:3,4
Loans and advances	[2],[3]	31,590	33,079
Debt securities, treasury and other bills	[2],[3]	45,198	50,398
		76,788	83,477
Derivative assets		12,785	17,599
Assets arising from reinsurance contracts held		602	714
Financial guarantees		5,820	6,883
Off-balance sheet items:
Acceptances and endorsements		71	21
Other items serving as direct credit substitutes		740	779
Performance bonds and other transaction-related contingencies		2,300	2,237
Irrevocable commitments		60,126	63,203
		63,237	66,240
		£ 675,855	£ 712,150

[1]	Amounts shown net of related impairment allowances.
[2]	Excluding equity shares.
[3]	Includes assets within the Group's unit-linked funds for which credit risk is borne by the policyholders and assets within the Group's With-Profits funds for which credit risk is largely borne by the policyholders. Consequently, the Group has no significant exposure to credit risk for such assets which back related contract liabilities.
[4]	Offset items comprise deposit amounts available for offset, and amounts available for offset under master netting arrangements, that do not meet the criteria under IAS 32 to enable loans and advances and derivative assets respectively to be presented net of these balances in the financial statements.